Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 463	$ 581
Accounts receivable, net	3,557	2,400
Accounts receivable from related companies	47	119
Inventories	2,103	1,465
Derivative assets	21	46
Other current assets	503	593
Disposal Group, Including Discontinued Operation, Assets, Current	291	206
Total current assets	6,985	5,410
Property, plant and equipment	61,158	52,851
Accumulated depreciation and depletion	(7,905)	(6,067)
Property, Plant and Equipment, Net	53,253	46,784
Advances to and investments in unconsolidated affiliates	3,040	3,462
Goodwill	5,170	5,485
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	4,258	4,441
Intangible assets, net	5,489	4,896
Other non-current assets, net	816	711
Total assets	79,011	71,189
LIABILITIES AND EQUITY
Accounts payable	3,502	2,274
Accounts payable to related companies	42	28
Exchanges payable	208	106
Derivative liabilities	172	69
Accrued and other current liabilities	2,367	2,408
Current maturities of long-term debt	1,194	131
Total current liabilities	7,277	4,910
Long-term debt, less current maturities	42,608	36,837
Long-term notes payable - related companies	250	0
Deferred income taxes	5,112	4,590
Non-current derivative liabilities	76	137
Other non-current liabilities	1,055	1,002
Disposal Group, Including Discontinued Operation, Liabilities	68	67
Commitments and contingencies
Redeemable noncontrolling interests	15	15
PREFERRED UNITS OF SUBSIDIARY (Note 7)	33	33
Partners' Capital
General Partner	(3)	(2)
Limited Partners:
Common Unitholders (1,046,947,157 and 1,044,767,336 units authorized, issued and outstanding as of December 31, 2016 and 2015, respectively)	(1,871)	(952)
Class D Units (2,156,000 units authorized, issued and outstanding as of December 31, 2015)	0	22
Series A Convertible Preferred Units (329,295,770 units authorized, issued and outstanding as of December 31, 2016)	180	0
Total partners’ deficit	(1,694)	(932)
Noncontrolling interest	24,211	24,530
Total equity	22,517	23,598
Total liabilities and equity	$ 79,011	$ 71,189